Schedule V - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule V - Valuation and Qualifying Accounts
SCHEDULE V
VALUATION AND QUALIFYING ACCOUNTS
(In millions)

Successor Company
2022	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
Allowance for credit losses ("ACL") on fixed maturities, AFS	$—	$1	$(1)	$—
ACL on mortgage loans	12	3	—	15
ACL on reinsurance recoverables	37	—	(10)	27
2021	Balance July 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
ACL on fixed maturities, AFS	—	—	—	—
ACL on mortgage loans	12	—	—	12
ACL on reinsurance recoverables	34	3	—	37
Predecessor Company
2021	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance June 30,
ACL on fixed maturities, AFS	1	—	—	1
ACL on mortgage loans	17	(6)	—	11
ACL on reinsurance recoverables	7	—	—	7
2020	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
ACL on fixed maturities, AFS	—	1	—	1
ACL on mortgage loans	9	8	—	17
ACL on reinsurance recoverables	5	2	—	7